UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10555

PIMCO Corporate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2009

Date of reporting period:	July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Income Fund Schedule of Investments

July 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—77.2%
Airlines—3.3%
	American Airlines, Inc.,
$1,088	6.978%, 10/1/12	Ba1/BBB+	$1,033,387
1,000	7.858%, 4/1/13	Ba1/BBB	930,000
1,500	10.375%, 7/2/19	Baa3/A-	1,516,875
	Continental Airlines, Inc.,
724	6.545%, 8/2/20	Baa2/A-	665,905
3,035	7.056%, 3/15/11	Baa2/A-	3,004,650
2,147	9.798%, 4/1/21	Ba1/BB-	1,352,625
248	Delta Air Lines, Inc., 6.619%, 9/18/12	Ba2/BBB	239,764
9,258	Northwest Airlines, Inc., 7.15%, 4/1/21 (MBIA)	Baa1/BBB+	7,556,527
2,000	Southwest Airlines Co., 10.50%, 12/15/11 (a)(b)(c)	NR/A-	2,148,372
	United Air Lines, Inc.,
1,487	7.336%, 1/2/21 (a)(c)	B1/B+	758,308
375	10.36%, 11/13/12 (b)(e)	Ca/NR	2,307
			19,208,720

Automotive—0.2%
1,500	Ford Motor Co., 9.98%, 2/15/47	Ca/CCC-	1,087,500

Banking—26.4%
4,000	ABN Amro North American Holding Preferred Capital Repackage Trust I,
	6.523%, 11/8/12, FRN (a)(c)(g)	B3/B	2,449,536
5,000	BAC Capital Trust XIV, 5.63%, 3/15/12, FRN (g)	Ba3/B	2,951,555
1,150	BankAmerica Capital II, 8.00%, 12/15/26	Baa3/B	994,750
	Barclays Bank PLC,
4,600	7.434%, 12/15/17, FRN (a)(c)(g)	Baa2/BBB+	3,500,982
7,760	10.179%, 6/12/21 (a)(c)	Baa1/A+	9,129,857
£200	14.00%, 6/15/19, FRN (g)	Baa2/BBB+	414,462
	BNP Paribas, FRN (g),
$6,900	5.186%, 6/29/15 (a)(c)	Aa3/A	4,683,782
6,700	7.195%, 6/25/37 (a)(c)	Aa3/A	4,953,350
€350	7.781%, 7/2/18	Aa3/AA-	458,997
$2,700	CBA Capital Trust II, 6.024%, 3/15/16, FRN (a)(c)(g)	Aa3/A+	1,868,700
2,800	Credit Agricole S.A., 6.637%, 5/31/17, FRN (a)(c)(g)	Aa3/A-	1,766,358
6,450	HBOS Capital Funding L.P., 6.071%, 6/30/14, FRN (a)(c)(g)	B3/B-	2,469,769
	HBOS PLC (a)(c),
3,500	5.375%, 11/1/13, FRN (g)	Baa3/B-	1,829,506
2,000	6.75%, 5/21/18	Baa2/A-	1,540,818
	HSBC Capital Funding L.P., FRN (g),
3,900	4.61%, 6/27/13 (a)(c)	A3/A-	2,668,688
1,000	10.176%, 6/30/30	A1/A-	1,085,000
	Lloyds Banking Group PLC (a)(c)(g),
1,000	6.267%, 11/14/16, FRN	B3/CCC+	420,477
4,000	6.413%, 10/1/35, (converts to FRN on 11/1/35)	B3/CCC+	1,562,380
3,500	6.657%, 5/21/37, FRN	B3/CCC+	1,437,275
8,060	Marshall & Ilsley Bank, 5.00%, 1/17/17	A3/BBB-	5,783,695
25,290	Rabobank Nederland NV, 11.00%, 6/30/19, FRN (a)(c)(g)	Aa2/AA-	29,541,072
	Royal Bank of Scotland Group PLC, FRN (g),
10,700	6.99%, 10/5/17 (a)(c)	Ba3/B-	5,142,302
6,500	7.648%, 9/30/31	Ba3/B-	3,320,577
10,000	RSHB Capital S.A. for OJSC Russian Agricultural Bank,
	9.00%, 6/11/14 (a)(c)	Baa1/BBB	10,707,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Banking (continued)
$2,480	Sovereign Bank, 2.738%, 8/1/13, FRN	Baa1/A-	$2,086,645
12,350	State Street Capital Trust III,
	8.25%, 3/15/42, (converts to FRN on 3/15/11) (j)	A2/BBB+	11,555,895
5,700	USB Capital IX, 6.189%, 4/15/11, FRN (g)	A2/BBB+	4,076,948
2,200	Wachovia Bank N.A., 0.959%, 3/15/16, FRN	Aa3/AA-	1,830,761
12,100	Wachovia Capital Trust III, 5.80%, 3/15/11, FRN (g)	Ba3/A-	7,928,101
14,000	Wells Fargo & Co., 7.98%, 3/15/18, FRN (g)	Ba3/A-	12,127,878
7,200	Wells Fargo Capital X, 5.95%, 12/15/86, (converts to FRN on 12/15/36)	A3/A-	5,849,482
9,600	Wells Fargo Capital XIII, 7.70%, 3/26/13, FRN (g)	Ba3/A-	8,358,326
			154,494,924

Chemicals—1.4%
7,200	Dow Chemical Co., 8.55%, 5/15/19	Baa3/BBB-	7,923,046

Consumer Products—0.6%
3,500	Fortune Brands, Inc., 8.625%, 11/15/21	Baa2/BBB-	3,795,575

Energy—0.8%
2,000	Dynegy-Roseton Danskammer, Inc., 7.67%, 11/8/16	B2/B	1,840,000
2,000	El Paso Corp., 10.75%, 10/1/10	Ba3/BB-	2,045,360
500	Knight, Inc., 5.15%, 3/1/15	Ba1/BB	453,750
500	Southern Natural Gas Co., 5.90%, 4/1/17 (a)(c)	Baa3/BB	512,316
			4,851,426

Financial Services—25.7%
	American General Finance Corp.,
1,000	4.00%, 3/15/11	Baa2/BB+	702,531
1,000	4.625%, 9/1/10	Baa2/BB+	771,792
2,200	5.40%, 12/1/15	Baa2/BB+	1,276,647
3,000	6.90%, 12/15/17	Baa2/BB+	1,738,182
3,300	C10 Capital SPV Ltd., 6.722%, 12/31/16, FRN (g)	NR/CCC	1,866,972
1,790	Capital One Bank USA N.A., 8.80%, 7/15/19	A3/BBB	1,947,493
1,500	Capital One Capital V, 10.25%, 8/15/39 (d)	Baa2/BB	1,537,225
2,668	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(b)(c)	Baa3/BBB	2,705,072
1,750	CIT Group Funding Co. of Canada, 5.60%, 11/2/11	Ca/CC	1,224,995
	CIT Group, Inc.,
2,000	0.734%, 4/27/11, FRN	Ca/CC	1,197,846
€2,000	4.25%, 3/17/15	Ca/CC	1,332,685
€5,150	5.00%, 5/13/14	Ca/CC	3,541,185
$400	5.20%, 11/3/10	Ca/CC	230,853
700	5.80%, 7/28/11	Ca/CC	394,577
2,850	7.625%, 11/30/12	Ca/CC	1,556,040
16,700	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Baa3/B+	14,069,750
	Citigroup, Inc.,
€100	4.75%, 2/10/19, FRN	A1/A-	111,351
$2,800	6.125%, 5/15/18	A3/A	2,571,304
2,000	6.125%, 8/25/36	Baa1/A-	1,514,124
	Ford Motor Credit Co. LLC,
2,800	3.26%, 1/13/12, FRN	Caa1/CCC+	2,383,500
3,700	7.80%, 6/1/12	Caa1/CCC+	3,480,276
3,500	8.00%, 12/15/16	Caa1/CCC+	3,144,663
6,500	9.875%, 8/10/11	Caa1/CCC+	6,443,463
1,000	12.00%, 5/15/15	Caa1/CCC+	1,021,353

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
	General Electric Capital Corp., FRN,
$10,100	6.375%, 11/15/67	Aa3/A+	$7,186,453
£500	6.50%, 9/15/67 (a)(c)	Aa3/A+	505,636
	GMAC, Inc.,
$1,650	6.00%, 12/15/11	Ca/CCC	1,464,383
3,500	6.75%, 12/1/14	Ca/CCC	2,954,868
2,500	7.00%, 2/1/12	Ca/CCC	2,230,952
2,000	7.50%, 12/31/13 (a)(c)	Ca/CCC	1,720,000
2,500	8.00%, 11/1/31	Ca/CCC	1,909,482
	Goldman Sachs Group, Inc. (j),
4,000	6.45%, 5/1/36	A2/A-	3,820,928
9,000	6.75%, 10/1/37	A2/A-	9,130,095
€250	Green Valley Ltd., 4.629%, 1/10/11, FRN (a)(b)(c)	NR/BB+	343,186
	International Lease Finance Corp.,
$1,225	0.86%, 7/13/12, FRN	Baa2/BBB+	852,551
4,000	0.927%, 7/1/11, FRN	Baa2/BBB+	2,810,960
2,100	4.875%, 9/1/10	Baa2/BBB+	1,797,432
1,000	5.125%, 11/1/10	Baa2/BBB+	835,790
5,800	5.30%, 5/1/12	Baa2/BBB+	4,243,953
5,400	5.40%, 2/15/12	Baa2/BBB+	3,975,545
1,500	5.65%, 6/1/14	Baa2/BBB+	1,047,188
3,000	6.625%, 11/15/13	Baa2/BBB+	2,080,005
11,000	JPMorgan Chase & Co., 7.90%, 4/30/18, FRN (g)	A2/BBB+	10,487,158
7,100	JPMorgan Chase Capital XVIII,
	6.95%, 8/1/66, (converts to FRN on 8/17/36)	A1/BBB+	6,373,677
4,100	JPMorgan Chase Capital XX,
	6.55%, 9/15/66, (converts to FRN on 9/30/36)	A1/BBB+	3,513,032
13,000	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18 (e)	NR/NR	2,372,500
	Merrill Lynch & Co., Inc.,
3,300	0.867%, 6/5/12, FRN	A2/A	2,998,476
1,021	5.00%, 1/15/15	A2/A	968,291
1,400	5.45%, 7/15/14	A2/A	1,379,687
2,000	6.40%, 8/28/17	A2/A	1,969,692
400	Morgan Stanley, 0.838%, 1/9/14, FRN	A2/A	365,624
1,871	Preferred Term Securities XIII Ltd., 1.164%, 3/24/34, FRN (a)(b)(c)	A1/BB	729,564
4,200	Santander Perpetual S.A. Unipersonal, 6.671%, 10/24/17, FRN (a)(c)(g)	A1/A-	3,515,702
€1,500	SLM Corp., 4.75%, 3/17/14	Ba1/BBB-	1,499,271
€4,000	Societe Generale, 7.756%, 5/22/13, FRN (g)	A1/BBB+	4,933,770
$5,700	UBS Preferred Funding Trust V, 6.243%, 5/15/16, FRN (g)	A1/BBB-	3,481,229
			150,260,959

Food & Beverage—0.0%
100	American Stores Co., 8.00%, 6/1/26	Ba3/B+	89,875

Healthcare & Hospitals—0.8%
	HCA, Inc.,
900	8.50%, 4/15/19 (a)(c)	Ba3/BB	927,000
3,500	9.625%, 11/15/16, PIK	B2/BB-	3,657,500
			4,584,500

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Hotels/Gaming—0.6%
	MGM Mirage, Inc. (a)(c),
$700	10.375%, 5/15/14	B1/B	$754,250
1,050	11.125%, 11/15/17	B1/B	1,160,250
2,389	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(b)(c)	Baa3/BB	1,888,423
			3,802,923

Insurance—4.7%
	American International Group, Inc.,
6,600	0.62%, 10/18/11, FRN	A3/A-	4,561,913
€4,600	1.077%, 4/26/11, FRN	A3/A-	4,256,583
$24,700	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	6,483,750
14,700	8.25%, 8/15/18	A3/A-	8,708,898
£4,000	8.625%, 5/22/68, (converts to FRN on 5/22/18) (b)	Baa1/BBB	1,657,850
$2,300	Dai-ichi Mutual Life Insurance Co., 5.73%, 3/17/14 (a)(b)(c)	NR/A-	2,108,541
			27,777,535

Metals & Mining—1.6%
200	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	Ba2/BBB-	212,301
4,700	Freeport-McMoRan Corp., 9.50%, 6/1/31	Baa2/BBB-	4,908,360
	Teck Resources Ltd. (a)(c),
1,950	9.75%, 5/15/14	Ba2/BB+	2,179,125
350	10.25%, 5/15/16	Ba2/BB+	398,125
1,325	10.75%, 5/15/19	Ba2/BB+	1,548,594
			9,246,505

Multi-Media—0.5%
2,250	Comcast Holdings Corp., 10.625%, 7/15/12	Baa2/BBB	2,719,336
500	Historic TW, Inc., 6.625%, 5/15/29	Baa2/BBB	499,715
			3,219,051

Oil & Gas—5.6%
20,000	Ecopetrol S.A., 7.625%, 7/23/19 (a)(c)	Baa2/BB+	21,000,000
	Gaz Capital S.A.,
800	6.212%, 11/22/16 (a)(c)	Baa1/BBB	709,000
4,900	8.625%, 4/28/34	A3/BBB	5,132,750
4,200	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/1/13	NR/BBB	4,561,200
637	Perforadora Central S.A. de C.V., 4.92%, 12/15/18	NR/NR	681,892
750	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.332%, 9/30/27 (b)	A1/A	654,679
			32,739,521

Paper/Paper Products—0.1%
850	Norske Skogindustrier ASA, 6.125%, 10/15/15 (a)(c)	B2/B+	505,750

Telecommunications—0.8%
450	Frontier Communications Corp., 8.25%, 5/1/14	Ba2/BB	457,875
	Qwest Corp.,
100	6.50%, 6/1/17	Ba1/BBB-	94,500
5,360	7.20%, 11/10/26	Ba1/BBB-	4,234,400
			4,786,775

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Tobacco—2.8%
	Reynolds American, Inc.,
$3,000	6.75%, 6/15/17	Baa3/BBB	$3,024,933
4,500	7.25%, 6/1/12 (c)	Baa3/BBB	4,795,884
8,000	7.25%, 6/1/13	Baa3/BBB	8,459,400
			16,280,217

Utilities—1.3%
1,000	CMS Energy Corp., 1.459%, 1/15/13, FRN	Ba1/BB+	827,500
2,006	East Coast Power LLC, 7.066%, 3/31/12	Baa3/BBB-	2,047,734
2,645	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (a)(c)	Ba2/BB-	2,459,850
2,106	Sithe Independence Funding Corp., 9.00%, 12/30/13	Ba2/B	2,080,004
			7,415,088
	Total Corporate Bonds & Notes (cost—$481,195,272)		452,069,890

MORTGAGE-BACKED SECURITIES—11.4%
3,496	Banc of America Commercial Mortgage, Inc., 5.372%, 9/10/45, CMO, VRN	Aaa/AAA	3,318,848
1,450	BCRR Trust, 5.86%, 7/17/40, CMO, VRN (a)(b)(c)(f)	Aaa/NR	804,912
3,500	Chase Commercial Mortgage Securities Corp.,
	6.887%, 10/15/32, CMO (a)(c)	NR/BB+	2,153,364
	Citigroup/Deutsche Bank Commercial Mortgage Trust, CMO,
13,629	5.322%, 12/11/49	Aaa/AAA	10,851,767
1,000	5.617%, 10/15/48	Aaa/AAA	866,686
9,440	Greenwich Capital Commercial Funding Corp., 5.444%, 3/10/39, CMO	Aaa/AAA	8,054,789
640	GS Mortgage Securities Corp. II, 0.394%, 3/6/20, CMO, FRN (a)(c)	Aaa/AAA	551,380
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
1,135	5.399%, 5/15/45	Aaa/AAA	955,388
3,000	5.794%, 2/12/51, VRN	Aaa/AAA	2,388,250
4,150	5.798%, 6/15/49, VRN	Aaa/AAA	3,335,024
5,000	5.882%, 2/15/51, VRN	Aaa/AAA	3,965,783
	LB-UBS Commercial Mortgage Trust, CMO,
560	5.372%, 9/15/39	Aaa/AAA	481,157
18,316	5.424%, 2/15/40	NR/AAA	14,054,579
413	Lehman Brothers Floating Rate Commercial Mortgage Trust,
	0.368%, 9/15/21, CMO, FRN (a)(c)	Aaa/AAA	364,649
2,805	Merrill Lynch Mortgage Investors, Inc., 6.794%, 12/15/30, CMO, VRN	A3/AA+	2,198,160
3,500	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	5.70%, 9/12/49, CMO	NR/AAA	2,602,070
	Wachovia Bank Commercial Mortgage Trust, CMO, FRN (a)(c),
3,821	0.368%, 6/15/20	Aaa/AAA	2,865,026
9,230	0.378%, 9/15/21	Aaa/AAA	6,669,343
239	WaMu Mortgage Pass Through Certificates, 2.21%, 8/25/46, CMO, FRN	Ba1/B	106,379
	Total Mortgage-Backed Securities (cost—$56,607,885)		66,587,554

U.S. TREASURY BONDS & NOTES (h)—3.1%
	U.S. Treasury Bonds & Notes,
3,535	0.875%, 4/30/11		3,529,602
14,782	1.125%, 6/30/11		14,800,522
	Total U.S. Treasury Bonds & Notes (cost—$18,377,343)		18,330,124

Shares
CONVERTIBLE PREFERRED STOCK—1.3%
Banking—1.2%
8,050	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	Ba3/A-	6,761,678

Insurance—0.1%
102,000	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	816,000
	Total Convertible Preferred Stock (cost—$6,784,536)		7,577,678

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
SOVEREIGN DEBT OBLIGATIONS—0.9%
Brazil—0.9%
BRL 8,400	Brazil Government International Bond, 12.50%, 1/5/22 (cost—$4,941,091)	Ba1/BBB-	$5,069,139

U.S. GOVERNMENT AGENCY SECURITIES (h)—0.5%
$2,836	Freddie Mac—0.5%
	0.926%, 5/4/11, FRN (cost—$2,837,436)	Aaa/AAA	2,844,097

SHORT-TERM INVESTMENTS—5.5%
Corporate Notes—3.4%
Financial Services—3.4%
3,725	American General Finance Corp., 8.45%, 10/15/09	Baa2/BB+	3,611,726
	CIT Group, Inc.,
1,750	0.759%, 3/12/10, FRN	Ca/CC	1,025,938
2,850	4.25%, 2/1/10	Ca/CC	1,667,316
	Ford Motor Credit Co. LLC,
1,800	5.70%, 1/15/10	Caa1/CCC+	1,772,627
4,900	7.375%, 10/28/09	Caa1/CCC+	4,891,307
1,300	GMAC, Inc., 7.75%, 1/19/10	Ca/CCC	1,285,115
	International Lease Finance Corp.,
5,000	0.909%, 1/15/10, FRN	Baa2/BBB+	4,774,280
1,000	5.00%, 4/15/10	Baa2/BBB+	899,533
	Total Corporate Notes (cost—$21,205,741)		19,927,842

U.S. Treasury Bills (h)—0.5%
3,323	0.14%-0.18%, 8/20/09-10/15/09 (cost—$3,322,398)		3,321,707

Repurchase Agreements—1.6%
2,000	JPMorgan Securities, Inc., dated 7/31/09, 0.21%, due 8/3/09, proceeds $2,000,035; collateralized by U.S. Treasury Notes, 5.125%, due 5/15/16, valued at $2,050,163 including accrued interest		2,000,000
7,324	State Street Bank & Trust Co., dated 7/31/09, 0.01%, due 8/3/09, proceeds $7,324,006; collateralized by U.S. Treasury Bills, 0.09%, due 9/10/09, valued at $7,474,253 including accrued interest		7,324,000
	Total Repurchase Agreements (cost—$9,324,000)		9,324,000
	Total Short-Term Investments (cost—$33,852,139)		32,573,549

Contracts/
Notional
Amount		Value*
OPTIONS PURCHASED (i)—0.1%
	Call Options—0.1%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
1,000,000	strike rate 5.00%, expires 8/28/09	$67,730
	Euro versus U.S. Dollar (OTC),
2,500,000	strike rate 1.37%, expires 6/3/10	241,213
2,000,000	strike rate 1.38%, expires 5/21/10	186,354
		495,297

	Put Options—0.0%
	Euro versus U.S. Dollar (OTC),
2,500,000	strike rate 1.37%, expires 6/3/10	106,101
2,000,000	strike rate 1.38%, expires 5/21/10	84,476
	Financial Futures Euro—90 day,
300	strike price $89.75, expires 3/15/10 (CME)	1,875
1,200	strike price $90, expires 12/14/09 (CME)	7,500
90	strike price $91, expires 12/14/09 (CME)	562
200	strike price $91.75, expires 12/14/09 (LIFFE)	1
	United Kingdom-90 day (LIFFE),
276	strike price $89.50, expires 12/16/09	—
		200,515
	Total Options Purchased (cost—$491,196)	695,812

	Total Investments (cost—$605,086,898)—100.0%	$585,747,843

Notes to Schedule of Investments:
*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $147,657,590, representing 25.2% of total investments.
(b)	Illiquid security.
(c)

144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	When-issued security.
(e)	In default.
(f)	Fair-Valued—Security with an aggregate value of $804,912, representing 0.14% of total investments.
(g)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(h)	All or partial amount segregated as collateral for futures contracts and swaps.
(i)	Non-income producing.
(j)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

BRL—Brazilian Real

£—British Pound

€—Euro

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

FRN—Floating Rate Note.  The interest rate disclosed reflects the rate in effect on July 31, 2009.

LIBOR—London Inter-Bank Offered Rate

LIFFE—London International Financial Futures and Options Exchange

MBIA—Insured by Municipal Bond Investors Assurance

NR—Not Rated

OTC—Over the Counter

PIK—Payment-in-Kind

VRN—Variable Rate Note.   Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).  The interest rate disclosed reflects the rate in effect on July 31, 2009.

Other Investments:

(A)  Futures contracts outstanding at July 31, 2009:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000)	Date	(Depreciation)
Long:	Euribor Future	300	$104,066	12/14/10	$48,631
	Euribor Future	75	25,871	6/14/11	(4,889)
	Financial Futures Euro—90 day	1,200	297,870	12/14/09	8,845,896
	Financial Futures Euro—90 day	238	58,685	6/14/10	864,694
	Financial Futures Euro—90 day	1,159	283,433	12/13/10	(324,335)
	United Kingdom—90 day	83	16,689	12/16/10	(21,594)
	United Kingdom—90 day	500	100,072	3/17/11	(455,485)
					$8,952,918

The Fund pledged U.S Treasury Bills of $3,648,000 as collateral for futures contracts.

(B)  Transactions in options written for the nine months ended July 31, 2009:

	Contracts	Premiums
Options outstanding, October 31, 2008	22,700,000	$544,611
Options terminated in closing transactions	(18,700,000)	(507,411)
Options expired	(4,000,000)	(37,200)
Options outstanding, July 31, 2009	—	$—

(C) Credit Default — Buy Protection swap agreements outstanding at July 31, 2009 (1):

	Notional Amount					Upfront
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Paid by Fund	Value (5)	Paid	Depreciation
Bank of America:
Freeport-McMoRan	$2,000	0.91%	12/20/18	(3.99)%	$(488,309)	$—	$(488,309)

(D) Credit Default — Sell Protection swap agreements outstanding at July 31, 2009 (2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Received by Fund	Value (5)	Received	(Depreciation)
Barclays Bank:
CIT Group	$3,500	53.81%	12/20/13	5.00%	$(1,629,936)	$(892,500)	$(737,436)
Gazprom	4,500	3.89%	7/20/12	0.63%	(400,288)	—	(400,288)
General Electric	8,800	2.68%	12/20/12	0.63%	(553,467)	—	(553,467)
SLM	2,000	11.66%	12/20/13	5.00%	(356,626)	(250,000)	(106,626)
BNP Paribas:
Citigroup	9,600	3.08%	12/20/12	0.67%	(695,921)	—	(695,921)
General Electric	1,200	2.65%	12/20/13	4.60%	97,156	—	97,156
General Electric	3,000	2.65%	12/20/13	4.80%	266,849	—	266,849
Royal Bank of Scotland	1,500	1.26%	6/20/13	1.50%	15,971	—	15,971
Royal Bank of Scotland	1,500	1.49%	6/20/13	2.65%	67,767	—	67,767
Citigroup:
American Express	2,700	1.61%	12/20/13	4.25%	298,484	—	298,484
American Express	1,000	1.61%	12/20/13	4.30%	112,608	—	112,608
CIT Group	5,000	53.81%	12/20/13	5.00%	(2,328,481)	(1,225,000)	(1,103,481)
General Electric	3,000	2.65%	12/20/13	4.00%	171,007	—	171,007
General Electric	5,000	2.65%	12/20/13	4.25%	334,929	—	334,929
General Electric	4,100	2.65%	12/20/13	4.65%	340,134	—	340,134
General Electric	8,400	2.65%	3/20/14	4.05%	515,441	—	515,441
GMAC	1,500	7.04%	6/20/12	1.40%	(206,405)	—	(206,405)
International Lease Finance	3,000	12.39%	12/20/13	5.00%	(581,405)	(480,000)	(101,405)
JPMorgan Chase	4,100	0.68%	9/20/12	0.48%	(22,619)	—	(22,619)
SLM	13,000	11.66%	12/20/13	5.00%	(2,318,071)	(1,492,000)	(826,071)
Credit Suisse First Boston:
Ford Motor Credit	4,200	5.04%	9/20/09	3.79%	11,181	—	11,181
Qwest Capital Funding	7,000	4.12%	12/20/10	4.56%	79,121	—	79,121
Deutsche Bank:
American International Group	3,400	16.50%	12/20/12	0.90%	(1,212,329)	—	(1,212,329)
American International Group	4,000	15.45%	12/20/13	5.00%	(1,107,474)	(680,000)	(427,474)
Brazilian Government International Bond	8,500	0.54%	12/20/09	3.05%	114,239	—	114,239
CIT Group	13,000	53.81%	12/20/13	5.00%	(6,054,050)	(3,040,000)	(3,014,050)
General Electric	3,500	2.65%	12/20/13	3.68%	154,782	—	154,782
General Electric	5,000	2.65%	12/20/13	4.23%	330,936	—	330,936
General Electric	10,800	2.65%	12/20/13	4.70%	917,528	—	917,528
General Electric	6,000	2.65%	12/20/13	4.78%	527,708	—	527,708
GMAC	10,500	6.52%	9/20/09	1.50%	(55,737)	—	(55,737)
SLM	10,500	11.66%	12/20/13	5.00%	(1,872,288)	(1,400,000)	(472,288)
Goldman Sachs:
Citigroup	2,000	3.08%	12/20/12	0.77%	(138,673)	—	(138,673)
Citigroup	1,000	3.08%	12/20/12	0.80%	(68,390)	—	(68,390)
Morgan Stanley	6,400	1.63%	6/20/12	4.10%	464,417	—	464,417
JPMorgan Chase:
Ford Motor Credit	4,000	6.18%	6/20/10	5.60%	6,087	—	6,087
Gazprom	9,800	3.89%	7/20/12	0.63%	(873,096)	—	(873,096)
Mexico Government International Bond	5,000	0.96%	12/20/09	3.00%	57,646	—	57,646
Merrill Lynch & Co.:
American Express	2,400	1.61%	12/20/13	4.40%	280,136	—	280,136
Ford Motor	8,000	10.92%	6/20/13	5.00%	(1,377,803)	(1,532,500)	154,697
Gazprom	5,000	3.89%	7/20/12	0.63%	(444,764)	—	(444,764)
SLM	2,100	11.66%	12/20/13	5.00%	(374,458)	(294,000)	(80,458)
Vale Overseas	3,000	1.13%	4/20/12	0.50%	(45,799)	—	(45,799)
Morgan Stanley:
Citigroup	2,700	3.08%	12/20/12	0.80%	(184,654)	—	(184,654)
Ford Motor Credit	5,000	6.83%	9/20/10	4.05%	(128,219)	—	(128,219)
General Electric	10,000	2.65%	12/20/13	4.15%	629,924	—	629,924
MetLife	4,000	3.23%	3/20/13	2.05%	(143,747)	—	(143,747)
					$(17,380,649)	$(11,286,000)	$(6,094,649)

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap,  represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(E)  Forward foreign currency contracts outstanding at July 31, 2009:

				Unrealized
		U.S.$ Value	U.S.$ Value	Appreciation
	Counterparty	Origination Date	July 31, 2009	(Depreciation)
Purchased:
390,000 Australian Dollar settling 8/25/09	JPMorgan Chase & Co.	$315,563	$323,756	$8,193
5,246,748 Brazilian Real settling 8/4/09	Barclays Bank	2,664,000	2,795,805	131,805
1,051,008 Brazilian Real settling 8/4/09	HSBC Bank USA	535,000	560,045	25,045
6,297,756 Brazilian Real settling 10/2/09	JPMorgan Chase	3,123,887	3,319,240	195,353
781,000 Canadian Dollar settling 9/17/09	JPMorgan Chase & Co.	724,082	722,541	(1,541)
200,000 Canadian Dollar settling 8/4/09	Royal Bank of Canada	171,995	184,997	13,002
580,725 Canadian Dollar settling 8/4/09	UBS	500,000	537,161	37,161
10,670,247 Chinese Yuan Renminbi settling 3/29/10	Bank of America	1,586,300	1,569,113	(17,187)
199,600 Chinese Yuan Renminbi settling 3/29/10	Barclays Bank	29,540	29,352	(188)
2,757,800 Chinese Yuan Renminbi settling 9/8/09	Citigroup	400,000	403,728	3,728
1,418,337 Chinese Yuan Renminbi settling 3/29/10	Citigroup	209,969	208,574	(1,395)
949,893 Chinese Yuan Renminbi settling 3/29/10	Deutsche Bank	140,745	139,687	(1,058)
1,364,773 Chinese Yuan Renminbi settling 3/29/10	HSBC Bank USA	201,800	200,697	(1,103)
12,700 Chinese Yuan Renminbi settling 3/29/10	JPMorgan Chase	1,879	1,868	(11)
16,852,000 Japanese Yen settling 8/4/09	JPMorgan Chase & Co.	175,853	177,026	1,173
12,180 Malaysian Ringgit settling 8/12/09	Barclays Bank	3,400	3,457	57
1,111 Malaysian Ringgit settling 8/12/09	Citigroup	315	315	—
6,311 Malaysian Ringgit settling 8/12/09	Deutsche Bank	1,782	1,791	9
16,567 Malaysian Ringgit settling 8/12/09	JPMorgan Chase	4,630	4,702	72
883,891 Mexican Peso settling 11/27/09	Citigroup	59,302	65,823	6,521
2,021,550 Mexican Peso settling 11/27/09	JPMorgan Chase	150,000	150,543	543
24 Singapore Dollar settling 11/18/09	Bank of America	16	16	—
6,717 Singapore Dollar settling 11/18/09	Barclays Bank	4,611	4,656	45
22,896 Singapore Dollar settling 11/18/09	Deutsche Bank	15,676	15,871	195
10,136 Singapore Dollar settling 11/18/09	Royal Bank of Scotland PLC	6,980	7,026	46
Sold:
402,000 Australian Dollar settling 8/28/09	JPMorgan Chase & Co.	329,801	333,645	(3,844)
6,297,756 Brazilian Real settling 8/4/09	JPMorgan Chase	3,161,524	3,355,850	(194,326)
568,000 British Pound settling 8/6/09	Credit Suisse First Boston	917,275	941,654	(24,379)
1,025,000 British Pound settling 8/6/09	JPMorgan Chase & Co.	1,655,375	1,699,287	(43,912)
1,850,000 British Pound settling 8/6/09	Morgan Stanley	3,056,200	3,067,006	(10,806)
1,874,343 Chinese Yuan Renminbi settling 9/8/09	Barclays Bank	274,503	274,394	109
1,626,129 Chinese Yuan Renminbi settling 3/29/10	Barclays Bank	240,161	239,131	1,030
1,599,254 Chinese Yuan Renminbi settling 9/8/09	Deutsche Bank	234,186	234,123	63
2,972,469 Chinese Yuan Renminbi settling 3/29/10	Deutsche Bank	440,499	437,116	3,383
368,369 Chinese Yuan Renminbi settling 9/8/09	JPMorgan Chase	52,699	53,927	(1,228)
11,470,000 Euro settling 9/4/09	Goldman Sachs & Co.	16,310,535	16,262,509	48,026
16,852,000 Japanese Yen settling 9/9/09	JPMorgan Chase & Co.	175,908	177,084	(1,176)
16,852,000 Japanese Yen settling 8/4/09	Royal Bank of Canada	177,061	177,026	35
36,170 Malaysian Ringgit settling 8/12/09	Barclays Bank	10,136	10,265	(129)
12,213 Malaysian Ringgit settling 11/12/09	Barclays Bank	3,400	3,455	(55)
1,111 Malaysian Ringgit settling 2/12/10	Citigroup	314	314	—
6,311 Malaysian Ringgit settling 11/12/09	Deutsche Bank	1,779	1,785	(6)
16,567 Malaysian Ringgit settling 11/12/09	JPMorgan Chase	4,618	4,686	(68)
2,905,441 Mexican Peso settling 11/27/09	Deutsche Bank	210,273	216,366	(6,093)
				$167,089

The Fund received $3,661,814 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

(F)  The weighted average daily balance of reverse repurchase agreements outstanding during the period ended July 31, 2009 was $15,499,829 at a weighted average interest rate of 1.21%.  The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at July 31, 2009 was $24,506,918.  Open reverse repurchase agreements at July 31, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays Bank:	0.75%	7/23/09	8/24/09	$7,189,647	$7,188,000
	0.75%	7/24/09	8/24/09	12,453,594	12,451,000
					$19,639,000

The Fund received $1,447,213 in U.S. Government securities as colleteral for reverse repurchase agreements. Collateral received as securities cannot be pledged.

Fair Value Measurements—The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair-value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•                  Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS 157-4”). FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.  FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the nine months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.  The Fund utilized the fair value techniques of multi-dimensional relational pricing models and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used as of July 31, 2009, in valuing the Fund’s assets and liabilities is listed below by industry, country or investment types.

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	7/31/09
Investments in Securities - Assets
Corporate Bonds & Notes	—	$445,147,382	$6,922,508	$452,069,890
Mortgaged-Backed Securities	—	65,782,642	804,912	66,587,554
U.S. Treasury Bonds and Notes	—	18,330,124	—	18,330,124
Convertible Preferred Stock	$7,577,678	—	—	7,577,678
Sovereign Debt Obligations	—	5,069,139	—	5,069,139
U.S. Government Agency Securities	—	2,844,097	—	2,844,097
Short-Term Investments	—	32,573,549	—	32,573,549
Purchased Options	—	695,812	—	695,812
Total Investments in Securities — Assets	$7,577,678	$570,442,745	$7,727,420	$585,747,843

Investments in Securities - Liabilities
Other Financial Instruments*	$8,952,918	$(6,415,869)	$—	$2,537,049

Total Investments in Securities	$16,530,596	$564,026,876	$7,727,420	$588,284,892

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of July 31, 2009, were as follows:

	Beginning	Net	Accrued		Total Change	Transfers in
	Balance	Purchases(Sales)	Discounts	Total Realized	in Unrealized	and/or out	Ending Balance
	10/31/08	and Settlements	(Premiums)	Gain(Loss)	Gain(Loss)	of Level 3	7/31/09
Investments in Securities - Assets
Corporate Bonds & Notes	$14,646,470	$(10,076,335)	$50,709	$(936,669)	$1,736,436	$1,501,897	$6,922,508
Mortgaged-Backed Securities	—	809,054	3,036	—	(7,178)	—	804,912
Total Investments in Securities	$14,646,470	$(9,267,281)	$53,745	$(936,669)	$1,729,258	$1,501,897	$7,727,420

Investments in Securities - Liabilities
Other Financial Instruments*	$(43,552)	$(87,051)	$—	$82,803	$47,800	$—	$—

Total Investments in Securities	$14,602,918	$(9,354,332)	$53,745	$(853,866)	$1,777,058	$1,501,897	$7,727,420

*Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts.

Disclosures about Derivative Instruments and Hedging Activities-FASB Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133”, (“FAS 161”) distinguishes between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting.  The Fund reflects derivatives at fair value and such do not qualify for FAS 161 hedge accounting treatment. The derivative instruments outstanding as of July 31, 2009 as disclosed in Other Investments serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2009. Derivative instruments are valued at the unrealized appreciation (depreciation) of the instrument.

Derivatives Fair Value
Interest rate contracts	$8,952,918
Foreign exchange contracts	167,089
Credit contracts	(6,582,958)
Equity contracts	—
Other contracts	—
Total	$2,537,049

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.3a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s Internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 24, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 24, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 24, 2009